CONSOLIDATED STATEMENTS OF CASH FLOWS £ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss for the year		$ (31,370)	$ (57,770)
Adjustments:
Depreciation and amortization		2,882	3,449
Loss (gain) on disposal of assets		(10)	7
Prepaid rent write-down			16,813
Share-based compensation		9,628	4,354
Interest on convertible notes (note 9)		1,124	866
Gain on settlement of payables (note 19)		(923)
Warrants issued as consideration for finders' fees (note 11)		1,888
Loss on the revaluation of SIF contribution liabilities (note 10)		7,313	958
Loss on revaluation of convertible notes (note 10)	[1]	(22,036)	5,939
Loss on revaluation of SAFE liabilities (note 12)		10,133
Deferred income tax expense (recovery)		72	(15)
Unrealized foreign exchange gain		246	(1,252)
Changes in operating assets and liabilities:
Other receivables		(113)	165
Prepaid expenses and other		(342)	470
Accounts payable and accrued liabilities		(2,227)	(2,354)
Deferred government contributions			(545)
Lease liabilities and right of use assets		(253)	(195)
Cash flows from operating activities		(23,988)	(29,110)
Investing activities:
Additions to property and equipment		(442)	(656)
Cash flows from investing activities		(442)	(656)
Financing activities:
Proceeds from issuance of SIF Warrants (note 10)		4,570	1,548
Proceeds from short-term loan-related parties (note 15)		1,400
Proceeds from exercise of common share options		2	4
Share issuance costs		(260)
Cash flows from financing activities		67,151	17,352
Effect of foreign exchange rates on cash and cash equivalents		510	(782)
Decrease in cash and cash equivalents, and restricted cash		43,231	(13,196)
Cash and cash equivalents, and restricted cash, beginning of period		6,561	19,757
Cash and cash equivalents, and restricted cash, end of period		49,792	6,561
Non-related party
Financing activities:
Proceeds from Convertible notes (note 9)			937
Proceeds from issuance of redeemable convertible preferred shares (note 12)		8,736
Proceeds from issuance of SAFE liabilities (note 12)		40,919
Related party
Adjustments:
Loss on revaluation of convertible notes (note 10)		20,729	(5,587)
Financing activities:
Proceeds from Convertible notes (note 9)			$ 14,863
Proceeds from issuance of redeemable convertible preferred shares (note 12)		8,284
Proceeds from issuance of SAFE liabilities (note 12)		$ 3,500

[1]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.